10 Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 3,495,729	R$ 1,755,979
Current taxes recoverable	1,238,011	423,188
Noncurrent taxes recoverable	2,257,718	1,332,791
Parent Company and Subsidiaries in Brazil [Member] | IPI [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	477	9,050
Parent Company and Subsidiaries in Brazil [Member] | Value-Added Tax On Sales and Services (ICMS) - Normal Operations [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	255,945	427,331
Parent Company and Subsidiaries in Brazil [Member] | ICMS - Credits from PP&E [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	166,824	170,998
Parent Company and Subsidiaries in Brazil [Member] | Social Integration Program (PIS) and Social Contribution On Revenue [Meber]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	45,604	482
Parent Company and Subsidiaries in Brazil [Member] | PIS and COFINS - Credits from PP&E [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	316,973	255,739
Parent Company and Subsidiaries in Brazil [Member] | REINTEGRA Program [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	19,848	20,615
Parent Company and Subsidiaries in Brazil [Member] | Federal Supervenience [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	2,459,293	688,111
Parent Company and Subsidiaries in Brazil [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	5,434	2,852
Foreign Subsidiaries [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	7,701	7,750
Foreign Subsidiaries [Member] | Value-Added Tax ("IVA") [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 217,630	R$ 173,051